Basis of Presentation and General Infomation (Tables)	12 Months Ended
Dec. 31, 2016
Basis of Presentation and General Information [Abstract]
Schedule of revenue by major charterer
	Year ended December 31,
	2014	2015	2016
Customer A	14%	14%	11%
Customer B	18%	19%	20%
Customer C	12%	13%	-
Customer D	30%	15%	31%
Customer E	14%	13%	14%
Customer F	-	15%	18%